VTL Associates, LLC
One Commerce Square
2005 Market Street Suite 2020

Philadelphia, PA 19103

July 25, 2016

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Oppenheimer Revenue Weighted ETF Trust Post-Effective Amendment No. 31 under the Securities Act and Amendment No. 33 under the Investment Company Act File Nos. 333-139501; 811-21993

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), on behalf of Oppenheimer Revenue Weighted ETF Trust (the “Registrant”). This filing constitutes Post-Effective Amendment No. 31 under the Securities Act and Amendment No. 33 under the Investment Company Act (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”).

This filing is being made pursuant to Rule 485(a) under the Securities Act to register shares of Oppenheimer ESG Revenue ETF and Oppenheimer Global ESG Revenue ETF, both new series of the Registrant. Pursuant to SEC Release No. IC-13768 (February 14, 1984) under the Investment Company Act, the Registrant respectfully requests selective review of the Amendment to limit review to the following sections of the Prospectus and Statement of Additional Information (“SAI”):

Prospectus

•	The sections titled "Fund Summaries," " Investment Objective, Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings," and “Management of the Funds.”.

SAI

•        The sections titled "Investment Strategies," "Investment Restrictions," “Management of the Trust,” and “Investment Advisory, Principal Underwriting and Other Service Arrangements.”

The Registrant believes that selective review of the above sections is proper because the remaining sections of the prospectus and SAI are substantially similar and not materially different from those same sections most recently reviewed by SEC staff in Post-Effective Amendment No. 23 under the Securities Act and Amendment No. 25 under the Investment Company Act, filed September 12, 2014 (SEC Accession No. 0001137439-14-000389).

This filing is scheduled to go effective in seventy-five days on October 8, 2016, as indicated on the facing page. We anticipate that an amendment to the Registration Statement will be filed on the next business day, on or about October 10, 2016, including (i) responses to any comments of the Securities and Exchange Commission Staff on this filing; (ii) updated expense information; and (iii) other, non-material changes.

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Edward Gizzi, Esq. Vice President & Associate Counsel OFI Global Asset Management, Inc. 225 Liberty Street New York, New York 10281-1008 212-323-4091 egizzi@ofiglobal.com

Sincerely,
/s/ Emily Ast
Emily Ast Vice President and Assistant Counsel

cc:	Valerie Lithotomos, Esq.
Ropes & Gray, LLP Taylor Edwards, Esq.
Gloria LaFond